Additional disclosure requirements - Schedule of preference shares and preferred securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Subordinated
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 10,116	€ 10,304
Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	204	201
Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 9,912	€ 10,103